BIOLOGICAL ASSETS - Disclosure of detailed information about unobservable inputs and their impact on fair value (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2020 CAD ($) $ / Gram Gram	Aug. 31, 2019 CAD ($) Gram
Disclosure of detailed information about biological assets [abstract]
Average selling price input values per gram	3.36	5.65
Average yield per plant input values per gram	101	151
Sensitivity analysis impact of increase or decrease average net selling price per gram | $ / Gram	1.00
Sensitivity analysis impact of increase or decrease average yield per plant gram	10
Effect on fair value average net selling price per gram | $	$ 1,602	$ 3,657
Effect on fair value average yield per plant | $	$ 532	$ 1,367